Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net undiscounted cash flows
Payable to non-current asset suppliers	$ 2,812	$ 2,763
Liquidity risk
Net undiscounted cash flows
Bank borrowings	99,569	113,890
Finance leases	18,529	24,024
Debt instruments	588,774	399,219
Financial loans from government agencies	68,417	68,656
Payables to related parties	9,545	3,196
Payable to non-current asset suppliers	2,812	2,763
Contingent consideration	30,551	25,116
Tolling agreement liability	29,287
Trade and other payables	206,000	149,201
Contractual undiscounted payments	1,053,484	786,065
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	95,899	108,613
Finance leases	8,092	8,796
Debt instruments	57,440	32,813
Financial loans from government agencies	63,868	36,672
Payables to related parties	9,545	3,196
Payable to non-current asset suppliers	2,677	130
Contingent consideration	13,023	1,772
Tolling agreement liability	2,589
Trade and other payables	206,000	149,201
Contractual undiscounted payments	459,133	341,193
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Bank borrowings		5,277
Finance leases	5,897	6,350
Debt instruments	37,749	366,406
Financial loans from government agencies	4,304	7,209
Payable to non-current asset suppliers	135	2,633
Contingent consideration	10,684	4,175
Tolling agreement liability	2,367
Contractual undiscounted payments	61,136	392,050
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Bank borrowings	3,670
Finance leases	3,251	7,130
Debt instruments	493,585
Financial loans from government agencies	245	18,274
Contingent consideration	6,844	15,892
Tolling agreement liability	5,952
Contractual undiscounted payments	513,547	41,296
Later than five years | Liquidity risk
Net undiscounted cash flows
Finance leases	1,289	1,748
Financial loans from government agencies		6,501
Contingent consideration		3,277
Tolling agreement liability	18,379
Contractual undiscounted payments	$ 19,668	$ 11,526